Property and equipment	12 Months Ended
Dec. 31, 2021
Property and equipment
Property And Equipment

7. Property and equipment

	December 31, 2021
	Cost	Accumulated	Net book
	Base	Amortization	value
Survey equipment	$892,637	$701,911	$190,726
Computers and software	1,265,045	1,242,504	22,541
Furniture and other equipment	528,419	516,084	12,335
Leasehold improvements	1,084,573	685,412	399,161
	3,770,674	3,145,911	624,763
	December 31, 2020
	Cost	Accumulated	Net book
	Base	Amortization	value
Survey equipment	$892,637	$676,442	$216,195
Computers and software	1,265,045	1,232,844	32,201
Furniture and other equipment	528,419	513,001	15,418
Leasehold improvements	1,084,573	641,061	443,512
	3,770,674	3,063,348	707,326